Document and Entity Information	May 22, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001302387
Document Type	8-K
Document Period End Date	May 22, 2023
Entity Registrant Name	BV FINANCIAL, INC.
Entity Incorporation State Country Code	MD
Entity File Number	333-270496
Entity Tax Identification Number	14-1920944
Entity Address, Address Line One	7114 North Point Road
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21219
City Area Code	(410)
Local Phone Number	477-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false